Related-party balances and transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Text block1 [abstract]
Related-party balances and transactions
8.	Related-party balances and transactions

PagSeguro Group is controlled by UOL (incorporated in Brazil).

i.	Balances and transactions with related parties:

	March 31, 2018		December 31, 2017
	Receivables	Payables	Receivables	Payables
Immediate parent
UOL—cash management (a)	909	—	124,721	—
UOL—sales of services (b)	—	22,124	—	32,286
UOL—shared service costs	—	11,958	—	—
Affiliated companies
UOL Diveo Tecnologia Ltda.—cash management (a)	—	—	2	—
UOL Diveo Tecnologia Ltda.—sales of services (b)	—	3,558	—	621
UOL Diveo Tecnologia Ltda.—shared service costs	—	90	—	—
Concurso Virtual S.A.	—	1,479	—	1,522
Transfolha Transportadora e Distribuição Ltda.	—	1,869	—	745
Livraria da Folha Ltda.	—	1,143	—	1,078
Empresa Folha da Manhã S.A.	—	1,707	—	2,320
Others	—	1,045	—	529

	909	44,973	124,723	39,101

(a)	The receivables/payables transactions with related parties arising from cash management were ended at the date of the IPO. The remaining balance of R$ 909 was fully paid during the month of April 2018.
(b)	Sale of services refers mainly to purchase of (i) advertising services from UOL and (ii) services related to technical support in hosting from UOL Diveo Tecnologia Ltda.

	March 31, 2018		March 31, 2017
	Revenue	Expense	Revenue	Expense
Immediate parent
UOL—shared service costs (a)	—	43,041	—	12,044
UOL—sales of services (b)	468	12,921	—	12,703
Affiliated companies
UOL Diveo—shared service costs (c)	—	123	—	25
UOL Diveo—sales of services (d)	—	6,542	—	4,748
Concurso Virtual S.A.	28	—	34	—
Edgar de Abreu Ltda.	149	—	40	—
Transfolha Transportadora e Distribuição Ltda.	—	2,624	—	3,814
Livraria da Folha Ltda.	71	—	135	—
Others	22	—	11	—

	738	65,251	220	33,334

(a)	Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) property rental costs are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements. Such costs are included in administrative expenses. The increase in the balance refers to payroll taxes related to LTIP in the amount of R$28,400, which are paid by the parent company UOL and reimbursed by the PagSeguro Group.
(b)	Sale of services related to advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
(c)	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
(d)	Sale of services from the affiliated company UOL Diveo related to technical support in hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.

ii.	Key management compensation

Key management compensation includes short and long term benefits of PagSeguro Brazil’s executive officers. At March 31, 2018, the short and long term compensation related to the executive officers for the three-month period ended March 31, 2018 amounted to R$27,845 (March 31, 2017—R$878 includes only short-term).

9.	Related-party balances and transactions

PagSeguro Group is controlled by UOL (incorporated in Brazil), which owns 99.99% of the shares as of December 31, 2017, prior to PagSeguro’s Digital initial public offering in January 2018.

i.	Balances and transactions with related parties:

	December 31,
	2017		2016
	Receivables	Payables	Receivables	Payables
Immediate parent
UOL – cash management (a)	124,721	—	300,809	—
UOL – sales of services (b)	—	32,286	—	59,692
Affiliated companies
UOL Diveo – cash management (a)	2	—	—	1,383
UOL Diveo – sales of services (b)	—	621	—	9,360
Concurso Virtual S.A.	—	1,522	—	1,900
Transfolha Transportadora e Distribuição Ltda.	—	745	—	1,196
Livraria da Folha Ltda.	—	1,078	—	2,285
Empresa Folha da Manhã S/A	—	2,320	—	21
Others	—	529	—	412

	124,723	39,101	300,809	76,249

(a)	The receivables/payables with related parties arising from cash management are settled within one month and are free of interest. Shared service costs are offset with these balances. The receivables are unsecured in nature and no provisions are held against receivables from related parties.

In April and September 2017, PagSeguro Brazil decided to settle a portion of its outstanding balance with related parties, as described below.

On April 30, 2017, PagSeguro Brazil approved the settlement of R$22,149 related to interest on own capital that was distributed with respect to the year ended December 31, 2016. PagSeguro Brazil agreed with UOL that the full amount of this outstanding interest on own capital would be offset against receivables under the centralized cash management with UOL.

In addition, as described in Note 19, on September 29, 2017 PagSeguro Brazil approved and distributed a total of R$238,803 in dividends, consisting of (i) dividends related to the year ended December 31, 2016 in the amount of R$96,008; and (ii) dividends related to the six-month period ended June 30, 2017 in the amount of R$142,794. PagSeguro Brazil agreed with UOL to offset R$184,530 from the total amount of R$238,803 against receivables under the centralized cash management with UOL and that PagSeguro Brazil would pay the remaining balance of R$54,273 in cash to UOL.

(b)	Sale of services refers mainly to purchase of (i) advertising services from UOL and (ii) services related to technical support in computing and hosting from UOL Diveo Tecnologia Ltda. (“UOL Diveo”), which started in 2016.

In addition, during 2016, an amount of R$ 63,264 (composed by R$ 26,610 and R$ 36,654) previously recorded as accounts payable was used for capital contributions, as described in Note 19.

	2017		2016		2015
	Revenue	Expense	Revenue	Expense	Revenue	Expense
Immediate parent
UOL – shared service costs (a)	—	58,375	—	31,498	—	12,369
UOL – shared service costs – carved out (b)	—	—	—	—	—	12,032
UOL – sales of services (c)	689	46,976	—	81,007	—	22,458
UOL – sales of services – carved out (d)	—	—	—	—	—	36,737
Affiliated companies
UOL Diveo – shared service costs (e)	—	24	—	1,710	—	—
UOL Diveo – sales of services (f)	—	28,953	—	18,069	—	25
Concurso Virtual S.A.	117	—	134	—	389	—
Transfolha Transportadora e Distribuição Ltda.	39	15,405	—	5,500	—	806
Livraria da Folha Ltda.	319	—	349	—	347	—
Others	316	130	261	101	121	—

	1,480	149,863	744	137,885	857	84,427

(a)	Shared services costs mainly related to (i) payroll costs, (ii) IT structure / software and (iii) rental costs are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements. Such costs are included in administrative expenses.
(b)	The main costs that the UOL Group allocated to PagSeguro Brazil (based on the number of employees and/or the time worked, basis that management believes is reasonable), are (i) payroll costs, (ii) IT structure / software and (iii) rental costs. The allocated costs to the carve-out financial statements are included in administrative expenses.
(c)	Sale of services related to advertising services are incurred by the parent company UOL and are charged to PagSeguro Brazil pursuant to contractual agreements.
(d)	Sales of services related to advertising services were allocated based on intercompany cost, a basis that management believes is reasonable from January 2014 through July 2015.
(e)	Shared services costs are incurred by the affiliated company UOL Diveo and are charged to PagSeguro Brazil pursuant to contractual agreements. The main costs are related to IT structure/software.
(f)	Sale of services from the affiliated company UOL Diveo related to technical support in computing and hosting services (started in 2016) and are charged to PagSeguro Brazil pursuant to contractual agreements.
ii.	Key management compensation

Key management personnel includes only short term benefits of PagSeguro Group executive officers. In 2017, the total compensation paid to the executive officers amounted to R$ 3,487, (R$ 2,658 and R$ 2,243 in 2016 and 2015, respectively).